COMMITMENTS (Details) - Other commitments $ in Millions	Dec. 31, 2019 CAD ($)
2020
COMMITMENTS
Minimum payments	$ 462.8
2021 to 2024
COMMITMENTS
Minimum payments	787.3
2025 and thereafter
COMMITMENTS
Minimum payments	$ 422.2